Share capital and additional paid in capital - Schedule of Share Capital and Additional Paid in Capital (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥) shares		Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares		Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares
Share capital and additional paid in capital - Schedule of Share Capital and Additional Paid in Capital (Details) [Line Items]
Balance (in Dollars)		¥ 7,356,828
Balance		7,594,391			¥ 7,356,828
Balance (in Dollars)		7,594,391			7,356,828
Balance		7,709,462			7,594,391
Issuance of shares, net (in Dollars)		132,519	[1]		34,112	[1]		¥ 130,726
Issuance of shares, net		132,519	[1]		34,112	[1]		130,726
Share-based payments from the Company		(18,239)
Share-based compensation from ESOP					161,231
Share-based compensation from controlling shareholder ESOP		734			(810)			5,251
Conversion of convertible bonds to shares (in Dollars)					29,785	[2]		319,335
Conversion of convertible bonds to shares					29,785	[2]		319,335
Exercise of options (in Dollars)		57			7,974			2,361
Exercise of options		57			7,974			2,361
Capital contributions from non-controlling shareholders					12,133
Repurchase of own shares (in Dollars)					6,862
Repurchase of own shares					(6,862)
Issued capital [member]
Share capital and additional paid in capital - Schedule of Share Capital and Additional Paid in Capital (Details) [Line Items]
Issuance of shares, net (in Dollars)		232,977			3,380			7,175
Issuance of shares, net		232,977			3,380			7,175
Conversion of convertible bonds to shares (in Dollars)					1,982			7,807
Conversion of convertible bonds to shares					1,982			7,807
Exercise of options (in Dollars)		4,557			16,133			3,471
Exercise of options		¥ 4,557			¥ 16,133			¥ 3,471
Issued capital [member] | Ordinary shares [member]
Share capital and additional paid in capital - Schedule of Share Capital and Additional Paid in Capital (Details) [Line Items]
Balance (in Shares) | shares		2,694,200,395		2,694,200,395	2,455,202,303		2,455,202,303
Balance (in Dollars) | $				$ 26,942,004			$ 24,552,023
Balance | $
Balance (in Shares) | shares		33,776,593,887		33,776,593,887	2,694,200,395		2,694,200,395	2,455,202,303
Balance (in Dollars) | $				$ 33,777			$ 26,942,004
Issuance of shares, net (in Shares) | shares	[1]	31,018,781,200		31,018,781,200	47,619,050		47,619,050
Issuance of shares, net (in Dollars) | $	[1]			$ 32,455,588			$ 476,191
Issuance of shares, net | $	[1]			$ 32,455,588			$ 476,191
Conversion of convertible bonds to shares (in Shares) | shares	[2]				27,888,690		27,888,690
Conversion of convertible bonds to shares (in Dollars) | $	[2]						$ 278,887
Conversion of convertible bonds to shares | $	[2]						$ 278,887
Exercise of options (in Shares) | shares		63,615,000		63,615,000	226,848,352		226,848,352
Exercise of options (in Dollars) | $				$ 636,150			$ 2,268,483
Exercise of options | $				$ 636,150			$ 2,268,483
Shares cancellation (in Shares) | shares		(2,708)		(2,708)
Shares cancellation (in Dollars) | $				$ (27)
Shares cancellation | $				(27)
Reduction of par value (in Dollars) | $				(59,999,938)
Reduction of par value | $				$ (59,999,938)
Repurchase of own shares (in Shares) | shares					(63,358,000)		(63,358,000)
Repurchase of own shares (in Dollars) | $							$ (633,580)
Repurchase of own shares | $							$ 633,580
Issued capital [member] | IFRS Common Stock [Member]
Share capital and additional paid in capital - Schedule of Share Capital and Additional Paid in Capital (Details) [Line Items]
Balance (in Dollars)		¥ 165,183
Balance		186,678			¥ 165,183
Balance (in Dollars)		186,678			165,183
Balance		239			186,678
Issuance of shares, net (in Dollars)	[1]	232,977			3,380
Issuance of shares, net	[1]	232,977			3,380
Conversion of convertible bonds to shares (in Dollars)	[2]				1,982
Conversion of convertible bonds to shares	[2]				1,982
Exercise of options (in Dollars)		4,557			16,133
Exercise of options		4,557			16,133
Shares cancellation (in Dollars)	[3]
Shares cancellation	[3]
Reduction of par value (in Dollars)		(423,973)
Reduction of par value		(423,973)
Treasury shares [member]
Share capital and additional paid in capital - Schedule of Share Capital and Additional Paid in Capital (Details) [Line Items]
Balance (in Dollars)		(4,696)
Balance		(4,696)			(4,696)
Balance (in Dollars)		(4,696)			(4,696)
Balance		(138,363)			(4,696)
Issuance of shares, net (in Dollars)	[1]	(133,667)
Issuance of shares, net	[1]	(133,667)
Issued Capital And Additional Paid in Capital [Member]
Share capital and additional paid in capital - Schedule of Share Capital and Additional Paid in Capital (Details) [Line Items]
Balance (in Dollars)		7,196,341
Balance		7,389,684			7,196,341
Balance (in Dollars)		7,389,684			7,196,341
Balance		7,818,000			7,389,684
Issuance of shares, net (in Dollars)	[1]	33,209			1,145
Issuance of shares, net	[1]	33,209			1,145
Share-based payments from the Company		(18,239)
Share-based compensation from ESOP					161,231
Share-based compensation from controlling shareholder ESOP		734			(810)
Conversion of convertible bonds to shares (in Dollars)	[2]				27,803
Conversion of convertible bonds to shares	[2]				27,803
Exercise of options (in Dollars)		(4,500)			(8,159)
Exercise of options		(4,500)			(8,159)
Shares cancellation (in Dollars)	[3]
Shares cancellation	[3]
Reduction of par value (in Dollars)		417,112
Reduction of par value		417,112
Capital contributions from non-controlling shareholders					12,133
Additional paid-in capital [member]
Share capital and additional paid in capital - Schedule of Share Capital and Additional Paid in Capital (Details) [Line Items]
Balance		29,587
Balance (in Dollars)		29,587
Balance		29,587			29,587
Issuance of shares, net (in Dollars)	[1]				29,587
Issuance of shares, net	[1]				29,587
Warrant Outstanding [Member]
Share capital and additional paid in capital - Schedule of Share Capital and Additional Paid in Capital (Details) [Line Items]
Balance		(6,862)
Balance (in Dollars)		(6,862)
Balance		(1)			(6,862)
Reduction of par value (in Dollars)		6,861
Reduction of par value		¥ 6,861
Repurchase of own shares (in Dollars)					6,862
Repurchase of own shares					¥ (6,862)

[1]	In March 2024, the Company issued to certain institutional investors 47,619,050 Class A ordinary shares together with warrants to purchase up to 47,619,050 Class A ordinary shares through a private placement for a total net proceeds of approximately RMB34.1 million, after deducting commissions and other offering expenses. The warrants were exercisable beginning six months following the date of issuance and will expire five years from the initial exercise date. The Company also issued warrants to initially purchase up to 2,380,950 Class A ordinary shares to a financial advisor in connection with this registered direct offering.
[2]	During the year ended December 31, 2024, the Company issued 27,888,690 Class A ordinary shares upon the conversion of certain convertible bonds issued to LMR in aggregate (Note 18).
[3]	Representing an amount with an absolute value of less than RMB1,000 (including negative amounts).